Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Provisions for income taxes	For the years ended December 31, 2013 and 2012 the provisions for income taxes were as follows:
	2013	2012
Federal – current	$-	$-
State – current	-	-
Total	$-	$-

Net deferred tax assets and liabilities

Significant components of our net deferred tax assets and liabilities as of December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets (liabilities):
Net operating loss carryforwards	$6,283,000	$4,681,000
Stock based compensation	1,735,000	940,000
Accrued compensation	31,000	70,000
Derivative Liability	42,000	634,000
Depreciation and amortization	5,099,000	4,816,000
Other	10,000	12,000
Total deferred tax assets	13,200,000	11,153,000
Valuation allowance for net deferred tax assets	(13,200,000)	(11,153,000)
Total	$-	$-

Reconciliation of federal statutory income tax rate to our effective income tax rate

The difference between the provision for income taxes and income taxes computed using the U.S. federal income tax rate for the years ended December 31, 2013 and 2012 was as follows:

	2013	2012

Computed "expected tax expense	$(5,698,000)	$(2,495,000)
State taxes, net of federal benefit	(300,000)	(155,000)
Other	3,951,000	1,288,000
Change in valuation allowance	2,047,000	1,362,000
Total	$-	$-